Other equity (Tables)	12 Months Ended
Mar. 31, 2025
Other Equity [Abstract]
Summary of Retained Earnings / (Losses)

(Amounts in INR)
As at April 1, 2022	(38,420)
Loss for the year	(4,817)
Re-measurement loss on defined benefit plans (net of tax)	2
Acquisition of interest by NCI in subsidiaries	(31)
Debenture redemption reserve released on account of repayment of debentures	106
Change in fair value of put option liability / derecognition of non-controlling interests during the year	3,034
Shares bought back, held as treasury stock (refer Note 16)	(13,499)
Allocation to non controlling interest	15
As at March 31, 2023	(53,610)
Profit for the year	3,404
Re-measurement loss on defined benefit plans (net of tax)	(14)
Acquisition of interest by NCI in subsidiaries	30
Debenture redemption reserve released on account of repayment of debentures	5
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(1,380)
Shares bought back, held as treasury stock (refer Note 16)	(4,926)
Allocation to non controlling interest	58
As at March 31, 2024	(56,433)
Profit for the year	3,814
Re-measurement loss on defined benefit plans (net of tax)	40
Forfeiture of vested options	103
Debenture redemption reserve created during the year	(759)
Change in fair value of put option liability / derecognition of non-controlling interests during the period	(215)
Allocation to non controlling interest	(305)
As at March 31, 2025 (INR)	(53,755)
As at March 31, 2025 (USD)	(629)

Summary of Other Components of Equity

(Amounts in INR)
As at April 1, 2023*	1,518
As at March 31, 2024*	2,689
As at March 31, 2025 (INR) *	7,345
As at March 31, 2025 (USD) *	88

Summary of Hedge Reserve

(Amounts in INR)
As at April 1, 2022	(1,328)
OCI for the year (refer Note 50)	861
Attributable to non-controlling interests (refer Note 50)	(151)
As at March 31, 2023	(618)
OCI for the year (refer Note 50)	(2,205)
Attributable to non-controlling interests (refer Note 50)	129
Amount transferred to property, plant and equipment	827
As at March 31, 2024	(1,867)
OCI for the year (refer Note 50)	(97)
Attributable to non-controlling interests (refer Note 50)	(53)
Amount transferred to property, plant and equipment	1,427
As at March 31, 2025 (INR)	(590)
As at March 31, 2025 (USD)	(7)

Summary of Share Based Payment Reserve

(Amounts in INR)
As at April 1, 2022	3,444
Expense for the year	2,512
Shares issued during the year	(70)
As at March 31, 2023	5,886
Expense for the year	2,278
Shares issued during the year	(15)
As at March 31, 2024	8,149
Expense for the year	2,402
Forfeiture of vested options	(103)
Shares issued during the year	(51)
As at March 31, 2025 (INR)	10,397
As at March 31, 2025 (USD)	122

Summary of Capital Reserve

(Amounts in INR)
As at April 1, 2022	(5,573)
Allocation to non controlling interest	76
As at March 31, 2023	(5,497)
Acquisition of non-controlling interest	252
Allocation to non controlling interest	(17)
As at March 31, 2024	(5,262)
Acquisition of non-controlling interest	425
Allocation to non controlling interest	(26)
As at March 31, 2025 (INR)	(4,863)
As at March 31, 2025 (USD)	(57)

Summary of Debenture Redemption Reserve

(Amounts in INR)
As at April 1, 2022	1,256
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(106)
Allocation to non controlling interest	50
As at March 31, 2023	1,200
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(5)
Allocation to non controlling interest	0
As at March 31, 2024	1,195
Debenture redemption reserve transferred to retained earnings / (losses) during the year	759
Allocation to non controlling interest	(118)
As at March 31, 2025 (INR)	1,836
As at March 31, 2025 (USD)	21

Summary of Foreign Currency Translation Reserve

(Amounts in INR)
As at April 1, 2022	201
Exchange differences on translation of foreign operations	345
Allocation to non controlling interest	1
As at March 31, 2023	547
Exchange differences on translation of foreign operations	(68)
Allocation to non controlling interest	(5)
As at March 31, 2024	474
Exchange differences on translation of foreign operations	87
Allocation to non controlling interest	4
As at March 31, 2025 (INR)	565
As at March 31, 2025 (USD)	7